Concentration of risks (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Accounts receivable, net of provision for doubtful accounts of $98 and nil, respectively	$ 48,063	$ 59,355
Accounts payable, trade	2,052	12,038
Deposits in excess of insured limits	13,342	11,358
Advances to Honesty Group	16,888	9,408
Rental deposit provided to Honesty Group		10
Major Customer One And Two [Member]
Concentration Risk [Line Items]
Accounts receivable, net of provision for doubtful accounts of $98 and nil, respectively	15,948		6,412
Major Customer One Two And Three [Member]
Concentration Risk [Line Items]
Accounts receivable, net of provision for doubtful accounts of $98 and nil, respectively		19,406
Major Vendor One [Member]
Concentration Risk [Line Items]
Accounts payable, trade		1,961
Advances to Honesty Group		9,408
Rental deposit provided to Honesty Group		10
Major Vendor One And Two [Member]
Concentration Risk [Line Items]
Advances to Honesty Group	32,803
Rental deposit provided to Honesty Group	10
Sales Revenue [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	22.30%	17.30%	19.20%
Sales Revenue [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.20%	9.50%	11.70%
Sales Revenue [Member] | Major Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.10%
Sales Revenue [Member] | Major Customer One And Two [Member]
Concentration Risk [Line Items]
Revenues	73,452		96,741
Concentration risk percentage	36.50%		30.90%
Sales Revenue [Member] | Major Customer One Two And Three [Member]
Concentration Risk [Line Items]
Revenues		$ 61,547
Concentration risk percentage		36.90%
Accounts Payable [Member] | Major Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage		77.40%	22.70%
Accounts Payable [Member] | Major Vendor One And Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	71.00%
Accounts Payable [Member] | Major Vendor One And Two [Member] | Honesty Group [Member]
Concentration Risk [Line Items]
Concentration risk percentage	42.40%